CADRE NETWORK HEALTH FINANCIAL SERVICES
                                LIQUID ASSET FUND

                         AN INVESTMENT PORTFOLIO OF THE
                  CADRE NETWORK HEALTH FINANCIAL SERVICES TRUST

                                  ANNUAL REPORT
                                DECEMBER 31, 1998

                                ECONOMIC OPINION

THE FEDERAL RESERVE

The Federal Open Market Committee met in late December and left the overnight Fed Funds target rate unchanged at 4.75%. Minutes from the November meeting were recently released and provide insight into the mindset of Fed officials at the time. The minutes suggest that some members had a preference toward waiting for more information before lowering rates for the third time in six weeks. In the end the members voted 10-1 for the interest rate reduction as an insurance policy against any unexpected weakening of the economic expansion. The committee also adopted a symmetric policy stance which demonstrates that they feel further easing would not be necessary over the coming months.

OVERVIEW

Indicators continue to point toward an expanding overall economy. Home sales are at a peak, personal consumption is up, the employment rate continues to be low, while inflation remains under control.

Many uncertainties lie in the year or two ahead. European monetary union is now a reality, it's effect on how the dollar and U.S. Treasuries will trade in the long and short run is the subject of much debate. The President's impeachment trial will likely create its own volatility as foreign and domestic investors in our debt markets try to predict the outcome, and its possible effect. The year 2000 is less than twelve months away. The economic impact this will have on business spending patterns, and potential computer difficulties is uncertain. Debt problems in Brazil may cause an occasional flight to quality during the months ahead, and Asia, which has been moving in a more positive direction, is far from out of the woods.

RATES

Yields on U.S. Treasury Bills have actually risen over the past several weeks as the "flight to quality" motivated by risk aversion has subsided somewhat. As of the 3-month T-Bill was yielding 4.45%, three month agency discount notes were at 4.82%, and top rated commercial paper in that period was yielding 4.98%.

OUTLOOK

Rate movements are now as closely tied to what is occurring internationally as they are to U.S. indicators. Domestically, consumer-spending patterns are expected to slow as households can not maintain their current savings depleting spending levels. Internationally, a speedy recovery in Asia appears unlikely and Brazil remains in recession.

These factors will point toward a slowing in our economic growth over the next several months. The market, which had priced in a more substantial slowdown, is likely to strengthen causing moderately higher rates than current levels.

Cadre Financial Services, Inc.
January 1999

                                    OFFICERS

William T. Sullivan, Jr. (IP)      Chairman

Harvey A. Fein                     Vice Chairman

Jenete M. Maslonka (IP)            Secretary/Treasurer


                                BOARD OF TRUSTEES

Alan H. Anderson                   South Coast Health Care Management, Inc.

Lori Bloomfield                    Sutter Health

Elizabeth Curtis                   Sharp Community Medical Group

Frank E. Gibson                    Hospital Consortium of San Mateo County

James O. Hillman                   Healthcare Assoc. of Southern California

Martin Hopp, M.D.                  Beverly Hills Care

Jay Hudson                         Community Hospital of the Monterey
                                   Peninsula

Jerome Klusky                      John Muir/Mt. Diablo Health System

Frank G. McKenna                   McKenna and Associates


                              TEAM OF PROFESSIONALS

Manager and Investment Advisor     Cadre Financial Services, Inc.

Custodian                          U.S. Bank, N.A.

Counsel                            Davis Wright Tremaine, LLP

Distributor                        Cadre Securities, Inc.

Independent Accountants            PricewaterhouseCoopers LLP

IP - Interest Party

REPORT OF INDEPENDENT ACCOUNTANTS

FEBRUARY 4, 1999
MELVILLE, NEW YORK


TO THE BOARD OF TRUSTEES AND PARTICIPANTS OF THE
CADRE NETWORK HEALTH FINANCIAL SERVICES LIQUID ASSET FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Cadre Network Health Financial Services Liquid Asset Fund (the "Fund") at December 31, 1998, the result of its operations for the period then ended, the changes in its net assets and the financial highlights for the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

CADRE NETWORK HEALTH FINANCIAL SERVICES LIQUID ASSET FUND
SCHEDULE OF INVESTMENTS
December 31, 1998
--------------------------------------------------------------------------------

 PRINCIPAL                                      YIELD TO
  AMOUNT                 DESCRIPTION         MATURITY ON DATE           VALUE
(IN THOUSANDS)          MATURITY DATE          OF PURCHASE             (NOTE 2)
--------------          -------------          -----------             --------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 53.8%

$ 3,848   Federal Home Loan Mtge. Corp.          4.77 %              $ 3,846,493
          January 4, 1999

  5,000   Federal Home Loan Mtge. Corp.          5.15                  4,980,323
          January 29, 1999

  5,400   Federal Home Loan Mtge. Corp.          5.15                  5,373,447
          February 5, 1999

  6,000   Federal Home Loan Mtge. Corp.          5.13                  5,953,177
          February 26, 1999

  5,987   Federal National Mtge. Assoc.          4.93                  5,961,232
          February 2, 1999

  5,000   Federal National Mtge. Assoc.          5.14                  4,967,834
          February 16, 1999

  6,000   Federal National Mtge. Assoc.          5.12                  5,959,030
          February 19, 1999
                                                                     -----------
          Total U.S. Government Agency Obligations                    37,041,536
          (amortized cost $37,041,536)
                                                                     -----------
COMMERCIAL PAPER - 46.2%

  2,000   Akzo Nobel Inc.                        5.24                  1,976,733
          March 24, 1999

  2,000   BankAmerica Corp.                      5.09                  1,986,437
          February 19, 1999



                  The accompanying notes are an integral part
                         of these financial statements.

CADRE NETWORK HEALTH FINANCIAL SERVICES LIQUID ASSET FUND
SCHEDULE OF INVESTMENTS
December 31, 1998 (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL                                      YIELD TO
  AMOUNT                 DESCRIPTION         MATURITY ON DATE           VALUE
(IN THOUSANDS)          MATURITY DATE          OF PURCHASE             (NOTE 2)
--------------          -------------          -----------             --------

COMMERCIAL PAPER - CONTINUED

$ 2,000   Ciesco LP                              5.39 %              $ 1,990,008
          February 4, 1999

  2,000   Du Pont (EI) De Nemours                5.14                  1,984,639
          February 25, 1999

  2,000   Ford Motor Credit Company              5.26                  1,980,305
          March 11, 1999

  2,000   G.E. Capital Corp.                     5.34                  1,988,066
          February 11, 1999

  1,000   General Motors Acceptance Corp.        5.60                    995,720
          January 29, 1999

  2,000   Golden Peanut Co.                      5.30                  1,985,880
          February 19, 1999

  2,000   Goldman Sachs Group LP                 5.37                  1,979,610
          March 12, 1999

  1,000   J.P. Morgan                            5.31                    996,088
          January 28, 1999

  2,000   Merrill Lynch & Co.                    5.37                  1,987,719
          February 12, 1999

  2,000   Morgan Stanley Dean Witter             5.26                  1,993,965
          January 22, 1999


                                       6





                  The accompanying notes are an integral part
                         of these financial statements.

CADRE NETWORK HEALTH FINANCIAL SERVICES LIQUID ASSET FUND
SCHEDULE OF INVESTMENTS
December 31, 1998 (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL                                      YIELD TO
  AMOUNT                 DESCRIPTION         MATURITY ON DATE           VALUE
(IN THOUSANDS)          MATURITY DATE          OF PURCHASE             (NOTE 2)
--------------          -------------          -----------             --------

COMMERCIAL PAPER - CONTINUED

$ 2,000   Motorola Credit Corp.                  5.35 %             $ 1,985,742
          February 19, 1999

  2,000   Proctor & Gamble Co.                   5.40                 1,991,744
          January 29, 1999

  2,000   Riverwoods Funding Corp.               5.26                 1,994,252
          January 21, 1999

  2,000   Salomon Smith Barney Holdings          5.26                 1,995,977
          January 15, 1999

  2,000   Virginia Electric & Power              5.46                 1,991,962
          January 28, 1999
                                                                    -----------
          Total Commercial Paper                                     31,804,847
          (amortized cost $31,804,847)
                                                                    -----------
          Total investments - 100.02%
          (amortized cost $68,846,383)                               68,846,383

          Liabilities in excess of cash and
          other assets - (0.02%)                                        (12,510)
                                                                    -----------
          Total net assets - 100.00%                                $68,833,873
                                                                    ===========


                                       7



                  The accompanying notes are an integral part
                         of these financial statements.

CADRE NETWORK HEALTH FINANCIAL SERVICES LIQUID ASSET FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                     ASSETS

Investment in securities, at value (Note 2):

U.S. Government Agency Obligations                                   $37,041,536

Commercial Paper                                                      31,804,847
                                                                     -----------

          Total investments                                           68,846,383

Cash                                                                     233,636

Receivable for cash disbursed pending
     liquidation of participants shares                                   37,799

Interest receivable                                                        1,800

Other assets                                                              19,025
                                                                     -----------

          Total assets                                                69,138,643
                                                                     -----------

                                  LIABILITIES

Cash received from participants
     pending investment in Fund shares                                   251,826

Management and Investment advisory fee payable                            24,694

Audit fee payable                                                         13,000

Custodian fee payable                                                      9,923

Trustee expenses payable                                                   2,740

Legal fees payable                                                         2,587
                                                                     -----------

              Total liabilities                                          304,770
                                                                     -----------

Commitments and contingencies

Net assets (equivalent to $1.00 per share on
68,833,873 shares of beneficial interest outstanding)                $68,833,873
                                                                     ===========

Composition of Net Assets
     Paid-in Capital                                                 $68,833,873
                                                                     ===========


                  The accompanying notes are an integral part
                         of these financial statements.

CADRE NETWORK HEALTH FINANCIAL SERVICES LIQUID ASSET FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

Investment income                                                     $3,365,097
                                                                      ----------


Expenses (Note 3):


  Management and investment advisory fees                                245,942

  Custodian fees                                                          26,506

  Trustee expenses                                                        25,446

  Liability insurance expenses                                            22,726

  Audit fees                                                              13,000

  Legal fees                                                               6,383

  Other expenses                                                           3,533
                                                                      ----------

          Total expenses                                                 343,536
                                                                      ----------


Net investment income                                                 $3,021,561
                                                                      ==========



                  The accompanying notes are an integral part
                         of these financial statements.

CADRE NETWORK HEALTH FINANCIAL SERVICES LIQUID ASSET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                       For the year ended December 31,
                                                       -------------------------------

                                                            1998              1997
                                                            ----              ----

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                              $   3,021,561    $   2,013,974
                                                        -------------    -------------

DIVIDENDS TO PARTICIPANTS FROM:
     Net investment income (Note 4)                        (3,021,561)      (2,013,974)
                                                        -------------    -------------

SHARE TRANSACTIONS:
     Net proceeds from sale of shares                     743,889,068      398,472,454
     Net asset value of shares issued to participants
          in reinvestment of dividends                      3,021,561        2,013,974
     Cost of shares redeemed                             (720,905,241)    (397,742,811)
                                                        -------------    -------------

          Net increase in net assets resulting from
               share transactions                          26,005,388        2,743,617
                                                        -------------    -------------

           Total increase in net assets                    26,005,388        2,743,617

NET ASSETS
     Beginning of year                                     42,828,485       40,084,868
                                                        -------------    -------------

     End of year                                        $  68,833,873    $  42,828,485
                                                        =============    =============

OTHER INFORMATION:
Share Transactions:
     Shares sold                                          743,889,068      398,472,454
     Shares issued to participants in
          reinvestment of dividends                         3,021,561        2,013,974
     Shares redeemed                                     (720,905,241)    (397,742,811)
                                                        -------------    -------------
          Net increase in shares outstanding               26,005,388        2,743,617
                                                        =============    =============




                  The accompanying notes are an integral part
                         of these financial statements.

CADRE NETWORK HEALTH FINANCIAL SERVICES LIQUID ASSET FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998
--------------------------------------------------------------------------------

NOTE 1 - DESCRIPTION OF THE FUND

The Cadre Network Health Financial Services Liquid Asset Fund (the "Fund") (formerly the California Hospital and Health Facilities Liquid Asset Fund), which was established on February 12, 1992, as a common law trust organized under the laws of the state of California is an investment portfolio of the Cadre Network Health Financial Services Trust (the "Trust") (formerly, the Hospital and Health Facilities Trust), which is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund commenced operations on November 1, 1992.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

VALUATION OF INVESTMENTS

Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and recording a constant amortization to maturity of any discount or premium.

ACCOUNTING FOR INVESTMENTS

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). In computing net investment income, the Fund amortizes any premiums or discounts on securities owned. Gains or losses realized upon the sale of such securities are based on their amortized cost and are determined on the identified cost method.

USE OF ESTIMATES  IN FINANCIAL STATEMENT PREPARATION

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

INCOME TAX STATUS

It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its participants. Therefore, no provision for Federal income taxes has been recorded.

CADRE NETWORK HEALTH FINANCIAL SERVICES LIQUID ASSET FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998 (CONTINUED)
--------------------------------------------------------------------------------


REPURCHASE AGREEMENTS

Repurchase agreements entered into with broker/dealers are secured by U.S. government or agency obligations. The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. Repurchase agreements are collateralized at 102% of the obligation's principal and interest value. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of collateral declines, realization of the value of the obligation by the Fund may be delayed. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

NOTE 3 - FUND EXPENSES

MANAGER AND INVESTMENT ADVISORY FEE

Pursuant to a Manager and Investment Advisory Agreement with the Fund, the Manager and Investment Advisor, Cadre Financial Services, Inc. ("Cadre"), provides investment advice and generally supervises the investment program of the Fund. Cadre is paid a fee at an annual rate of 0.40% of the first $250,000,000 of the Fund's average daily net assets, 0.3675% of the average net assets in excess of $250,000,000 but less than $500,000,000 and 0.335% of the Fund's average daily net assets in excess of $500,000,000. Such fee is calculated daily and paid monthly.

Cadre Securities, Inc. ("Cadre Securities"), an affiliate of Cadre, is the Fund's transfer and dividend disbursing agent and distributor. The Fund is not assessed fees for transfer agent services provided by Cadre Securities.

CONSULTING FEES

The Hospital Council of Northern and Central California Shared Services, Inc., an affiliate of the Hospital Council of Northern and Central California, which established the Trust, provides management consulting services to Cadre. The Fund is not obligated to pay for these management consulting services.

OTHER FUND EXPENSES

The Fund pays expenses incurred by its Trustees and officers (in connection with the discharge of their duties), insurance for the Trustees, fees of the custodian, audit and legal fees.

CADRE NETWORK HEALTH FINANCIAL SERVICES LIQUID ASSET FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998 (CONTINUED)
--------------------------------------------------------------------------------

NOTE 4 - DIVIDENDS AND DISTRIBUTIONS

On a daily basis, the Fund declares dividends and distributions from its net investment income and net realized gains or losses from securities transactions, if any. Such dividends and distributions are payable to participants of record at the time of the previous computation of the Fund's net asset value.

NOTE 5 - SUBSEQUENT EVENT

At a special meeting of the Board of Trustees held on November 3, 1998, the Board approved Cadre's proposal to request each of the Fund's shareholders to redeem their shares and consider investing the proceeds in one or more new funds to be offered by Cadre Securities. As a result, the Fund's registration statement and prospectus will not be amended and updated to include these financial statements and the Fund will not accept any new investments (including the reinvestment of dividends) after April 30, 1999.

Cadre Network Health Financial Services Liquid Asset Fund
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding for each of the five years ended December 31 is as follows:


                                             1998           1997            1996            1995            1994
                                             ----           ----            ----            ----            ----

Net asset value, beginning of year      $    1.00       $    1.00       $    1.00       $     1.00      $    1.00

Net investment income                        0.049           0.048           0.048            0.058          0.042


Dividends to participants (Note 4)          (0.049)         (0.048)         (0.048)          (0.058)        (0.042)
                                        ----------      ----------      ----------      -----------     ----------

Net asset value, end of year            $    1.00       $    1.00       $    1.00       $     1.00      $    1.00
                                        =========       ==========      ==========      ===========     ==========
(unchanged during the year)

Total investment return                      5.03%           4.91%           5.00%            5.83%          4.11%

Expenses, before reimbursement/waiver        0.56%           0.79%           0.68%            0.67%          1.24%

Expenses, net of reimbursement/waiver        0.56%           0.79%           0.65%            0.27%          0.26%

Net investment income, before
reimbursement/waiver                         4.91%           4.81%           4.78%            5.38%          3.24%

Net investment income, net of
reimbursement/waiver                         4.91%           4.81%           4.81%            5.78%          4.22%

Number of shares outstanding at end
of year (000's)                              68,834          42,828          40,085          41,864          20,540